Average Annual Total Returns	First American Government Obligations Fund First American Government Obligations Fund- Class A 1 Year		First American Government Obligations Fund First American Government Obligations Fund- Class A 5 Years		First American Government Obligations Fund First American Government Obligations Fund- Class A 10 Years		First American Government Obligations Fund First American Government Obligations Fund- Class A Inception Date		First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class A 1 Year		First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class A 5 Years		First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class A 10 Years		First American Retail Tax Free Obligations Fund First American Retail Tax Free Obligations Fund- Class A Inception Date		First American Treasury Obligations Fund First American Treasury Obligations Fund- Class A 1 Year		First American Treasury Obligations Fund First American Treasury Obligations Fund- Class A 5 Years		First American Treasury Obligations Fund First American Treasury Obligations Fund- Class A 10 Years		First American Treasury Obligations Fund First American Treasury Obligations Fund- Class A Inception Date		First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class A 1 Year		First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class A 5 Years		First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class A 10 Years		First American U.S. Treasury Money Market Fund First American U.S. Treasury Money Market Fund- Class A Inception Date
Total	1.50%	[1]	0.57%	[1]	0.29%	[1]	Sep. 24, 2001	[1]	0.75%	[2]	0.31%	[2]	0.16%	[2]	Sep. 24, 2001	[2]	1.49%	[3]	0.56%	[3]	0.28%	[3]	Sep. 24, 2001	[3]	1.44%	[4]	0.54%	[4]	0.27%	[4]	Oct. 25, 2004	[4]

[1]	This table shows the average annual total returns of the fund's Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund's shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[2]	This table shows the average annual total returns of the fund's Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund's shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[3]	This table shows the average annual total returns of the fund's Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund's shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.
[4]	This table shows the average annual total returns of the fund's Class A shares. Although Class A and Class T shares would have similar average annual total returns (because all the fund's shares represent interests in the same portfolio of securities), Class A and Class T average annual total returns would differ to the extent that Class A and Class T are subject to different expenses.